Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.4%
Australia & New Zealand Banking Group Ltd.	4,103,594	$79,267,713
Bank of Queensland Ltd.	576,781	3,700,506
Bendigo & Adelaide Bank Ltd.	703,664	5,475,002
Commonwealth Bank of Australia	2,542,656	138,309,420
National Australia Bank Ltd.	3,989,345	73,218,821
Westpac Banking Corp.(a)	4,951,864	94,143,858

		394,115,320

Beverages — 1.1%
Coca-Cola Amatil Ltd.	726,480	4,796,845
Treasury Wine Estates Ltd.	1,034,028	10,782,215

		15,579,060

Biotechnology — 6.7%
CSL Ltd.	650,646	92,634,899

Capital Markets — 3.8%
ASX Ltd.	278,582	14,620,925
Macquarie Group Ltd.	464,460	38,715,888

		53,336,813

Chemicals — 0.9%
Incitec Pivot Ltd.	2,306,444	5,241,504
Orica Ltd.	544,636	7,796,072

		13,037,576

Commercial Services & Supplies — 1.4%
Brambles Ltd.	2,289,181	19,207,173

Construction & Engineering — 0.3%
CIMIC Group Ltd.	139,710	4,371,401

Construction Materials — 1.0%
Boral Ltd.	1,682,857	6,331,203
James Hardie Industries PLC	634,557	8,063,232

		14,394,435

Containers & Packaging — 1.4%
Amcor Ltd./Australia	1,663,477	18,993,858

Diversified Financial Services — 0.8%
AMP Ltd.	4,213,526	6,334,970
Challenger Ltd.	792,173	4,429,276

		10,764,246

Diversified Telecommunication Services — 1.3%
Telstra Corp. Ltd.	5,974,855	15,109,824
TPG Telecom Ltd.	533,060	2,323,090

		17,432,914

Electric Utilities — 0.2%
AusNet Services	2,623,222	3,235,149

Energy Equipment & Services — 0.3%
WorleyParsons Ltd.	461,497	4,214,281

Equity Real Estate Investment Trusts (REITs) — 6.9%
BGP Holdings PLC(b)(c)	18,888,372	210
Dexus	1,568,570	13,997,773
Goodman Group	2,344,807	21,769,631
GPT Group (The)	2,592,425	10,345,890
Mirvac Group	5,248,827	11,019,048
Scentre Group	7,645,622	20,129,621
Stockland	3,461,003	10,622,944

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	4,692,438	$8,387,981

		96,273,098

Food & Staples Retailing — 3.8%
Coles Group Ltd.(c)	1,627,375	14,037,707
Woolworths Group Ltd.	1,810,389	39,348,265

		53,385,972

Gas Utilities — 0.9%
APA Group	1,694,722	11,906,267

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	82,900	11,494,919

Health Care Providers & Services — 1.6%
Ramsay Health Care Ltd.	202,639	9,804,022
Sonic Healthcare Ltd.	646,473	11,712,814

		21,516,836

Hotels, Restaurants & Leisure — 2.5%
Aristocrat Leisure Ltd.	824,949	16,643,998
Crown Resorts Ltd.	536,708	4,659,382
Domino’s Pizza Enterprises Ltd.	86,201	2,335,819
Flight Centre Travel Group Ltd.	80,227	2,422,962
Tabcorp Holdings Ltd.	2,895,107	9,046,495

		35,108,656

Insurance — 4.2%
Insurance Australia Group Ltd.	3,319,435	17,594,008
Medibank Pvt Ltd.	3,951,988	9,063,225
QBE Insurance Group Ltd.	1,906,667	15,416,468
Suncorp Group Ltd.	1,865,085	16,837,679

		58,911,380

Interactive Media & Services — 0.3%
REA Group Ltd.	75,613	4,661,525

IT Services — 0.6%
Computershare Ltd.	701,880	8,111,442

Metals & Mining — 15.0%
Alumina Ltd.	3,511,378	5,814,530
BHP Group Ltd.	4,231,227	110,697,417
BlueScope Steel Ltd.	766,189	5,595,201
Fortescue Metals Group Ltd.	1,990,089	11,099,606
Newcrest Mining Ltd.	1,103,467	20,803,053
Rio Tinto Ltd.	533,192	37,053,030
South32 Ltd.	7,255,595	16,689,768

		207,752,605

Multi-Utilities — 1.0%
AGL Energy Ltd.	941,172	13,400,469

Multiline Retail — 3.2%
Harvey Norman Holdings Ltd.	762,525	2,197,792
Wesfarmers Ltd.	1,628,573	41,805,615

		44,003,407

Oil, Gas & Consumable Fuels — 5.5%
Caltex Australia Ltd.	358,985	6,563,793
Oil Search Ltd.	1,974,421	9,644,241
Origin Energy Ltd.	2,525,411	12,563,067
Santos Ltd.	2,548,384	11,900,465
Washington H Soul Pattinson & Co. Ltd.	171,928	2,658,765
Woodside Petroleum Ltd.	1,344,627	32,998,148

		76,328,479

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.5%
Seek Ltd.	477,411	$6,913,180

Real Estate Management & Development — 0.6%
Lendlease Group	809,882	7,996,055

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,858,491	10,259,017

Transportation Infrastructure — 3.3%
Sydney Airport	1,585,364	8,139,287
Transurban Group	3,844,742	37,107,141

		45,246,428

Total Common Stocks — 99.0% (Cost: $1,611,618,189)		1,374,586,860

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	2,931,900	2,933,073

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	936,858	$936,858

		3,869,931

Total Short-Term Investments — 0.3% (Cost: $3,869,659)		3,869,931

Total Investments in Securities — 99.3% (Cost: $1,615,487,848)		1,378,456,791

Other Assets, Less Liabilities — 0.7%		10,371,797

Net Assets — 100.0%		$1,388,828,588

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,082,269	(2,150,369)	2,931,900	$2,933,073	$30,248	(a)	$1,306	$(872)
BlackRock Cash Funds: Treasury, SL Agency Shares	358,813	578,045	936,858	936,858	20,619		—	—

				$3,869,931	$50,867		$1,306	$(872)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	127	06/20/19	$14,083	$182,964

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,374,586,650	$—	$210	$1,374,586,860
Money Market Funds	3,869,931	—	—	3,869,931

	$1,378,456,581	$—	$210	$1,378,456,791

Derivative financial instruments(a)
Assets
Futures Contracts	$182,964	$—	$—	$182,964

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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